Intangible Assets, Net	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

6.      INTANGIBLE ASSETS, NET

Intangible assets consisted of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Brand name	16,567	27,267
Customer relationship	12,978	10,005
Software	8,805	12,978
Patent	13,708	13,708
Others	562	562
Total cost of intangible assets	52,620	64,520
Less: accumulated amortization	(24,200)	(34,355)
Impairment loss	—	(13,526)
Intangible asset	28,420	16,639

The Group recorded amortization expense of RMB10,803, RMB11,202 and RMB10,154 for the years ended December 31, 2019, 2020 and 2021, respectively. The Group recorded impairment loss of nil, nil and RMB 13,526 for the years ended December 31, 2019, 2020 and 2021, respectively. As of December 31, 2021, the future estimated amortization expenses are as below:

As of December 31, 2021

RMB
Within one year	5,226
1 – 2 years	4,160
2 – 3 years	2,824
3 – 4 years	2,291
4 – 5 years	1,551
5 years and thereafter	587
Total	16,639